Cover	Aug. 15, 2022
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 15, 2022
Entity Tax Identification Number	85-2560226
City Area Code	844
Local Phone Number	654-2642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-39755
Entity Incorporation, State or Country Code	DE
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Amendment Flag	true
Entity Central Index Key	0001821769
Entity Address, Address Line One	3520 Challenger Street,
Entity Address, City or Town	Torrance,
Entity Address, Postal Zip Code	90503-1640
Entity Registrant Name	Navitas Semiconductor Corporation
Entity Address, State or Province	CA
Amendment Description	EXPLANATORY NOTEThis amendment no. 2 on Form 8-K/A is being filed by Navitas Semiconductor Corporation (“Navitas” or the “Company”) to amend Item 9.01 of its current report on Form 8-K, initially filed August 15, 2022, to include full-year 2022 pro forma financial information related to Navitas’ acquisition of GeneSiC Semiconductor Inc. (the “Acquisition”). Financial statements and interim pro forma financial information required by Item 9.01(a) and (b) of Form 8‑K in connection with the Acquisition were not included in the initial report. Rather, as permitted by the instructions to Item 9.01, Navitas filed those financial statements and pro forma financial information by amendment no. 1 on Form 8-K/A, filed October 31, 2022. The additional full-year pro forma financial information included with this amendment supplements but does not otherwise amend the previously filed financial statements and pro forma information.In accordance with Rule 12b-15 under the Securities Exchange Act of 1934, this amendment sets forth the complete text of Item 9.01 as amended. Except for the additional text describing the full-year pro forma financial information added as Exhibit 99.4, all of the information set forth in Item 9.01 below (including Exhibits 99.1, 99.2 and 99.3) is unchanged from the previous filing. Except as amended hereby, this amendment does not amend or modify any of the information set forth in the initial Form 8-K filing (including exhibits). Also, except as specifically described herein, this amendment does not describe events occurring after our filing of the initial Form 8‑K, or modify or update disclosures in the initial Form 8-K (including exhibits) affected by such subsequent events. This amendment should be read in conjunction with the initial Form 8-K and our other SEC filings.
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ